CONTINGENCIES, COMMITMENTS AND RESPONSIBILITIES (Details 1) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities in business combination [line items]
Total	$ 5,291,615	$ 5,310,136
Collaterals and Guarantees [Member]
Disclosure of contingent liabilities in business combination [line items]
Total	262,924	264,081
Confirmes foreign letters of credit [Member]
Disclosure of contingent liabilities in business combination [line items]
Total	3,824	167
Letter of credit [Member]
Disclosure of contingent liabilities in business combination [line items]
Total	88,940	64,216
Bank Guarantees [Member]
Disclosure of contingent liabilities in business combination [line items]
Total	1,286,807	1,146,598
Cleared lines of credit [Member]
Disclosure of contingent liabilities in business combination [line items]
Total	2,349,626	2,581,859
Other credit commitments [Member]
Disclosure of contingent liabilities in business combination [line items]
Total	1,299,494	1,253,215
Other contingent loans [Member]
Disclosure of contingent liabilities in business combination [line items]
Total